Fair Value Measurements - Schedule of the significant unobservable inputs used in the fair value measurement (Detail) - Valuation Technique, Option Pricing Model [Member] - Fair Value, Recurring [Member]
¥ in Thousands
	Jun. 30, 2025 CNY (¥) yr	Dec. 31, 2024 CNY (¥) yr
Financing Transaction Of Lingdai Investment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Financing transaction at initial valuation date | ¥	¥ 31,980	¥ 31,980
Financing transaction of Fair Value | ¥	17,279	17,981
Financing Transaction Of Jiayang Investment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Financing transaction at initial valuation date | ¥	55,000	55,000
Financing transaction of Fair Value | ¥	60,929	61,426
Financing Transaction Of Tale Base Investment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Financing transaction at initial valuation date | ¥	31,400	31,400
Financing transaction of Fair Value | ¥	¥ 24,919	¥ 29,764
Minimum [Member] | Financing Transaction Of Lingdai Investment [Member] | Measurement Input, Revenue Multiple [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs	0.009	0.01
Minimum [Member] | Financing Transaction Of Lingdai Investment [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs	0.52	0.50
Minimum [Member] | Financing Transaction Of Lingdai Investment [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs | yr	1.5	1.5
Minimum [Member] | Financing Transaction Of Jiayang Investment [Member] | Measurement Input, Revenue Multiple [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs	0.001	0.002
Minimum [Member] | Financing Transaction Of Jiayang Investment [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs	0.38	0.40
Minimum [Member] | Financing Transaction Of Jiayang Investment [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs | yr	1	1
Minimum [Member] | Financing Transaction Of Tale Base Investment [Member] | Measurement Input, Revenue Multiple [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs	0.001	0.024
Minimum [Member] | Financing Transaction Of Tale Base Investment [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs	0.45	0.38
Minimum [Member] | Financing Transaction Of Tale Base Investment [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs | yr	1	1
Maximum [Member] | Financing Transaction Of Lingdai Investment [Member] | Measurement Input, Revenue Multiple [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs	0.028	0.025
Maximum [Member] | Financing Transaction Of Lingdai Investment [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs	0.62	0.60
Maximum [Member] | Financing Transaction Of Lingdai Investment [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs | yr	2.5	2.5
Maximum [Member] | Financing Transaction Of Jiayang Investment [Member] | Measurement Input, Revenue Multiple [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs	0.026	0.012
Maximum [Member] | Financing Transaction Of Jiayang Investment [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs	0.46	0.48
Maximum [Member] | Financing Transaction Of Jiayang Investment [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs | yr	3	3
Maximum [Member] | Financing Transaction Of Tale Base Investment [Member] | Measurement Input, Revenue Multiple [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs	0.056	0.03
Maximum [Member] | Financing Transaction Of Tale Base Investment [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs	0.50	0.42
Maximum [Member] | Financing Transaction Of Tale Base Investment [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs | yr	2	2